Capital Structure	6 Months Ended
Jun. 30, 2025
Capital Structure [Abstract]
Capital Structure
8.	Capital Structure:

Transfer of shares to Maui. Maui was incorporated on October 27, 2022, under the laws of the Republic of Marshall Islands. On May 3, 2023, Maui entered a deed of transfer of shares with the shareholders of Positano by which all outstanding shares of Positano were transferred to Maui. The transaction was accounted for as described in Note 1 “Basis of Presentation and General Information” herein.

Exchange agreement with Icon. Icon was incorporated on August 30, 2023, under the laws of the Republic of the Marshall Islands. On June 11, 2024, Icon acquired all of the outstanding shares of Maui in exchange for 15,000 Series A Preferred Shares, 1,500,000 Series B Preferred Shares, and 5,000 common shares of Icon. The transaction was accounted for as described in Note 1 “Basis of Presentation and General Information” herein. The main characteristics of the Series A Preferred Shares and the Series B Preferred Shares are as follows:

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Series A Preferred Shares are perpetual, non-redeemable, have no maturity date and rank senior to the Company’s common shares and Series B Preferred Shares, with respect to dividend distributions and distributions upon liquidation, dissolution or winding up of the affairs of the Company, or upon sale of all or substantially all of the assets, property or business of the Company, or upon a change of control of the Company. Series A Preferred Shares have a stated amount of $1,000 each, and may, at the option of the holders but not in parts, be converted into common shares at any time commencing on July 16, 2025 and until July 15, 2032. The conversion price is equal to the lower of (i) $240.00 per common share, subject to certain anti-dilution adjustments (i.e. in the event of capital reorganization, merger, stock dividend or other distribution of the Company’s assets, stock split or combination) (the “Pre-Determined Price”) and (ii) the volume weighted average price of the Company’s common shares over the five consecutive trading day period expiring on the trading day immediately prior to the date of delivery of written notice of the conversion.

The Pre-Determined Price is also subject to adjustments, when the Company issues equity securities at prices below the Pre-Determined Price then in effect. In that event, the Pre-Determined Price shall be reduced to an amount equal to the effective price of such issuance of equity securities. Such adjustment, may have an effect incremental to maintaining the value of the conversion privilege and, therefore, constitutes a down round feature. The Company’s January 2025 offering (as discussed below), would have triggered such feature, however, the Company entered into a waiver agreement, in line with the terms outlined in the designation statement for the Series A Preferred Shares, with the sole holder of the Series A Preferred Shares, pursuant to which all potential adjustments to the Pre-Determined Price as a result of the January 2025 offering have been waived.

The holders of Series A Preferred Shares have no voting rights, subject to limited exceptions, and are entitled to receive biannual dividends, on each June 30 and December 31, payable in cash or in kind or in a combination thereof, in the Company’s option, accruing at the applicable dividend rate per annum on the stated amount per Series A Preferred Share and on any unpaid accrued dividends. In each event of non-payment or payment in kind, the dividend rate then in effect shall increase by a factor of 1.33 (“Non-payment Rate Adjustment”) or 1.30 (“PIK Rate Adjustment”), respectively, from the day of such event onwards. On the day a previous non-payment is rectified by payment in cash, the relevant Non-payment Rate Adjustment will cease to apply. If the previous non-payment is rectified by payment in kind, the Non-payment Rate Adjustment will cease to apply, and the PIK Rate Adjustment will be permanently applied instead. Partial non-payments, payments in kind or rectifications of previous non-payments, will be treated proportionally. The dividend rate on June 11, 2024, being the issuance date of the initial Series A Preferred Shares, was 9.00% and the respective dividends up to June 30, 2024 amounted to $75. The Company has not declared or paid dividends on its Series A Preferred Shares during 2024. The accumulated dividends on the Series A Preferred Shares as of December 31, 2024, amounted to $977, which is not reflected in the accompanying audited consolidated balance sheet as it had not been declared at the time. For the six month period ended June 30, 2025, the accumulated dividends on the Series A Preferred Shares amounted to $1,272 at a dividend rate of  15.92%, due to the Non-payment Rate Adjustments. Such dividends are presented in the accompanying unaudited interim consolidated statements of (loss)/income as deduction from the net (loss)/income of the relevant period to derive the net (loss)/income attributable to common shareholders. There were no unpaid dividends on the Series A Preferred Shares as of June 30, 2025, because on June 30, 2025, the Company paid in kind the cumulative dividends on its Series A Preferred Shares in the amount of $2,249, by issuing 2,249 Series A Preferred Shares. Following the payment in kind, the dividend rate will increase by replacing the Non-payment Rate Adjustments with the PIK Rate Adjustments.

Lastly, the holders of Series A Preferred Shares also have the right to participate, on an as-converted basis, in certain non-recurring dividends and distributions declared or made on common shares. Accordingly, the holders of Series A Preferred Shares did not participate on an as-converted basis or otherwise, in any of the dividends the Company has declared and paid to common shareholders.

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Series B Preferred Shares are perpetual, non-redeemable, not convertible into common shares, have no maturity date and rank pari-passu with the Company’s common shares. Each Series B Preferred Share has the voting power of 1,000 common shares and counts for 1,000 votes for purposes of determining quorum at a meeting of shareholders, subject to adjustments to maintain a substantially identical voting interest in the Company following certain events. The holders of Series B Preferred Shares have no dividend or distribution rights, other than upon the Company’s liquidation, dissolution or winding up, in which event the holders of Series B Preferred Shares shall be entitled to receive a payment up to an amount equal to the par value per Series B Preferred Share. Also, if the Company declares or makes any dividend or other distribution of voting securities of a subsidiary to the holders of the Company’s common shares by way of a spin off or other similar transaction, then, in each such case, each holder of Series B Preferred Shares shall be entitled to receive preferred shares of the subsidiary whose voting securities are so distributed with at least substantially similar rights, preferences, privileges and voting powers, and limitations and restrictions as those of the Series B Preferred Shares.

Rights agreement.  On July 11, 2024, the Company entered into a stockholders’ rights agreement (the “Rights Agreement”), with Computershare Trust Company, N.A., as rights agent. Pursuant to the Rights Agreement, each of the Company’s common shares includes one right that entitles, once becomes exercisable, the holder to purchase one one-thousandth of a share of Series C Participating Preferred Stock (“Series C Preferred Share”) for $1,000.00 (the “Exercise Price”) subject to specified adjustments. These rights separate from the common shares and become exercisable only if a person or group (the “Acquiring Person”) other than the Company’s Chairwoman and Chief Executive Officer or her controlled affiliates, acquires beneficial ownership of 10% (15% in the case of a passive institutional investor) or more of the Company’s outstanding common shares, in a transaction not approved by our Board of Directors. In that situation, each holder of a right (other than the Acquiring Person, whose rights will become void and will not be exercisable) will have the right to purchase, in lieu of one one-thousandth of a Series C Preferred Share, upon payment of the Exercise Price, a number of the Company’s common shares having a then-current market value equal to twice the Exercise Price. Under its terms, the Rights Agreement will expire on July 11, 2034.

Initial public offering. On July 15, 2024, the Company completed the initial public offering of 31,250 of its common shares, at an offering price of $160.00 per share, for gross proceeds of approximately $5,000, before deducting underwriting discounts and offering expenses. Icon’s common shares began trading on the Nasdaq Capital Market on July 12, 2024, under the symbol “ICON.” Issuance costs directly attributable to the Company’s initial public offering were initially deferred and, in turn, charged against the gross proceeds of that offering.

First Representative’s Warrant. On July 15, 2024, in connection to the Company’s initial public offering, the Company issued to Maxim Group LLC, for acting as sole book-running manager, a warrant to purchase up to 2,000 common shares, in whole or in parts, at an exercise price of $176.00 per common share, subject to certain anti-dilution adjustments (i.e. in the event of capital reorganization, merger, stock dividend or other distribution of the Company’s assets, stock split or combination)  (the “First Representative’s Warrant”). If at the time of exercise of the First Representative’s Warrant there is no effective registration statement registering, or the prospectus contained therein is not available for the issuance of, the common shares issuable upon such exercise, then the First Representative’s Warrant may only be exercised, in whole or in part, by means of a cashless exercise in which case, the holder shall be entitled to receive a number of common shares equal to the difference between the applicable spot price per common share of the Company (as determined in the First Representative’s Warrant) and the exercise price then in effect, multiplied by the number of common shares that would be issuable upon a cash exercise, divided by the applicable spot price per common share of the Company (as determined in the First Representative’s Warrant). The First Representative’s Warrant is exercisable on or after January 11, 2025, expires on July 11, 2027, and does not entitle its holder to any voting rights, dividends or other rights as a shareholder of the Company prior to its exercise. As of June 30, 2025, no First Representative’s Warrants have been exercised.

The accounting of the First Representative’s Warrant was assessed in accordance with the Company’s policy for distinguishing liabilities from equity (see Note 2 “Significant Accounting Policies and Recent Accounting Pronouncements” herein) and it was determined that classification as equity is appropriate and that no features required bifurcation. In addition, since the First Representative’s Warrant was issued to Maxim Group LLC for its services in connection with the Company’s initial public offering, the Company considered the provisions of ASC 718 “Compensation-Stock Compensation” and the cost of the First Representative’s Warrant was classified within shareholders’ equity, against the respective offering proceeds.

January 2025 offering. On January 24, 2025, the Company completed a public offering of 229,007 units, each unit consisting of one common share and one warrant (the “Class A Warrants”) to purchase common shares, at an offering price of $52.4 per unit (such numbers retroactively adjusted for the Reverse Stock Split), for gross proceeds of approximately $12,000, before deducting underwriting discounts and offering expenses. Issuance costs directly attributable to the Company’s January 2025 offering were immediately expensed, since the Class A Warrants were classified as a liability (see section “Class A Warrants” below) at an initially estimated fair value that exceeded the proceeds received. Such issuance costs, amounting to $1,293, are included in “interest and finance costs” in the accompanying unaudited interim consolidated statement of loss. The Company’s principal purpose for the offering was to obtain additional capital to fund its operations and growth, including, among other things, funding for working capital needs, debt repayments and fleet expansion.

Placement Agent’s Warrant. On January 24, 2025, in connection to the Company’s January 2025 offering, the Company issued to Maxim Group LLC, for acting as placement agent, a warrant to purchase up to 11,450 common shares, in whole or in parts, at an exercise price of $57.64 per common share, subject to certain anti-dilution adjustments (i.e. in the event of capital reorganization, merger, stock dividend or other distribution of the Company’s assets, stock split or combination)  (the “Placement Agent’s Warrant”). If at the time of exercise of the Placement Agent’s Warrant there is no effective registration statement registering, or the prospectus contained therein is not available for the issuance of, the common shares issuable upon such exercise, then the Placement Agent’s Warrant may only be exercised, in whole or in part, by means of a cashless exercise in which case, the holder shall be entitled to receive a number of common shares equal to the difference between the applicable spot price per common share of the Company (as determined in the Placement Agent’s Warrant) and the exercise price then in effect, multiplied by the number of common shares that would be issuable upon a cash exercise, divided by the applicable spot price per common share of the Company (as determined in the Placement Agent’s Warrant). The Placement Agent’s Warrant is exercisable on or after July 24, 2025, expires on July 24, 2028, and does not entitle its holder to any voting rights, dividends or other rights as a shareholder of the Company prior to its exercise. As of June 30, 2025, no Placement Agent’s Warrants have been exercised.

The accounting of the Placement Agent’s Warrant was assessed in accordance with the Company’s policy for distinguishing liabilities from equity (see Note 2 “Significant Accounting Policies and Recent Accounting Pronouncements” herein) and it was determined that classification as equity is appropriate and that no features required bifurcation. In addition, since the Placement Agent’s Warrant was issued to Maxim Group LLC for its services in connection with the Company’s January 2025 offering, the Company considered the provisions of ASC 718 “Compensation-Stock Compensation” and the cost of the Placement Agent’s Warrant was immediately expensed similarly to the issuance costs related to the January 2025 offering, discussed above.

Class A Warrants. The Class A Warrants included in the units sold by the Company in its January 2025 offering were immediately exercisable upon issuance, subject to certain beneficial ownership limitations, and expire on January 24, 2028. The Class A Warrants also contain certain (i) provisions adjusting the exercise price and number of underlying common shares and (ii) mechanisms pursuant to which the holders can exercise each Class A Warrant for no additional cash consideration. Based on the combination of these features, the maximum number of underlying common shares ranged between 343,511 and 2,290,076. Accordingly, up to June 30, 2025, substantially all of the Class A Warrants had been exercised via such cashless mechanism and the Company issued 1,920,000 common shares. The remaining Class A Warrants can be exercised for up to 49 common shares.

The accounting of the Class A Warrants was assessed in accordance with the Company’s policy for distinguishing liabilities from equity (see Note 2 “Significant Accounting Policies and Recent Accounting Pronouncements” herein) and it was determined that the Class A Warrants cannot be considered indexed to the Company’s stock due to alternative settlement method and, therefore, they were recorded as liabilities at fair value. The excess of such fair value over the proceeds received was recognized as a loss in the unaudited interim consolidated statement of loss. Upon each settlement and reporting period end date, the Class A Warrants were remeasured to their fair value with the resulting (loss)/gain from changes in fair value being recorded in the unaudited interim consolidated statement of loss, the respective liability settled, and shares issued recorded in equity with appropriate allocation between par value and additional paid in capital. Up to June 30, 2025, substantially all of the Class A Warrants had been exercised and the Company recorded a net loss of $537, which is included in “loss on warrants, net” in the accompanying unaudited interim consolidated statement of loss. For further details about these fair value measurements please refer to Note 10 “Financial Instruments and Fair Value Disclosures.”

NASDAQ Minimum Bid Price. On March 7, 2025, the Company received a written notification from The Nasdaq Stock Market (“Nasdaq”), indicating that because the closing bid price of its common shares for 30 consecutive trading days, from January 23, 2025, to March 6, 2025, was below $1.00 per share, the Company was no longer in compliance with Nasdaq Listing Rule 5550(a)(2) (the “Minimum Bid Price Requirement”). On April 1, 2025, the Company effected the Reverse Stock Split and on April 15, 2025, it received a letter from Nasdaq confirming that the Company regained compliance with the Minimum Bid Price Requirement.

Reverse stock split. On April 1, 2025, Icon effected a reverse stock split (the “Reverse Stock Split”), whereby every forty of its issued and outstanding common shares were automatically converted into one, without any change in the par value per share or the total number of common shares Icon is authorized to issue. No fractional shares were issued in connection with the Reverse Stock Split. The Reverse Stock Split did not (i) affect any common shareholder’s ownership percentage (except as a result of the cancellation of fractional shares), (ii) have any direct impact on the market capitalization of the Company, or (iii) modify any voting rights or other terms of the common shares. Immediately before the Reverse Stock Split, Icon had 87,410,311 outstanding common shares, which were reduced to 2,185,230. The Company’s shareholders approved and granted the Board the authority to implement one or more reverse stock splits within a range of split ratios, at the Company’s annual meeting of shareholders held on March 17, 2025.

Dividends paid in cash to Common Shareholders. On April 22, 2025, the Company’s Board of Directors approved a cash dividend of $0.07 per common share, or $153 in aggregate, for the fourth quarter of 2024, which was paid on May 30, 2025, to all common shareholders of record as of May 16, 2025, and is presented as reduction to additional paid in capital. On April 1, 2024, the Company approved the return of an amount of $3,000 of additional paid-in capital, which was paid on May 13, 2024. As this return of additional paid-in capital was made after December 31, 2023, but prior to the Company’s initial public offering, it has been given retroactive effect in the consolidated balance sheet as of December 31, 2023.

Dividend paid in kind to holders of Series A Preferred Shares. On June 26, 2025, the Company’s Board of Directors declared a dividend on Series A Preferred Shares in the amount of $2,249, which was paid in kind, by issuing 2,249 Series A Preferred Shares on June 30, 2025, and is presented as reduction to additional paid in capital. No cash dividends were distributed to the holders of the Company’s Series A Preferred Shares during the six-month periods ended June 30, 2025, and 2024.